Consolidated Statements Of Changes In Equity (Parenthetical) - AMTD Investment Solutions Group And AMTD Strategic Investments [Member] - HKD ($)		1 Months Ended	12 Months Ended
	Feb. 28, 2019	Mar. 31, 2019	Dec. 31, 2019
Proportion of ownership interest In subsidiaries indirect	79.13%
Payment from changes in ownership interests that does not result in loss of control		$ 435,231,866
Percentage of non controlling interests acquired			20.87%